The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 1,538,369,298		R$ 1,466,533,358
Non-current assets held for sale	1,196,272		1,202,488
Investments in associated companies	7,557,566		7,386,840
Premises and equipment, net	13,513,105	[1]	14,071,129	[1],[2]	R$ 14,071,129	R$ 14,659,222
Intangible assets and goodwill, net	14,911,007		14,669,464
Taxes to be offset	13,286,829		15,330,420
Deferred income tax assets	78,743,461		76,984,262
Other assets	7,994,655		8,475,829
Total non-financial assets	137,202,895		138,120,432
Total assets	1,675,572,193		1,604,653,790
Total financial liabilities	1,461,855,727		1,390,592,326
Other reserves	25,536,619		25,582,923
Current income tax liabilities	2,059,223		1,596,284
Deferred income tax assets	208,035		1,249,650
Other liabilities	35,683,882		39,515,233
Total non-financial liabilities	63,487,759		67,944,090
Total equity	150,228,707		146,117,374		R$ 135,543,574	R$ 124,676,120
Total equity and liabilities	1,675,572,193		1,604,653,790
Current [member]
IfrsStatementLineItems [Line Items]
Total financial assets	688,014,967		717,610,173
Non-current assets held for sale	1,196,272		1,202,488
Taxes to be offset	4,835,233		6,586,660
Other assets	7,020,765		7,352,617
Total non-financial assets	13,052,270		15,141,765
Total assets	701,067,237		732,751,938
Total financial liabilities	996,866,963		944,132,182
Other reserves	5,385,872		5,361,434
Current income tax liabilities	2,059,223		1,596,284
Other liabilities	33,160,633		39,323,338
Total non-financial liabilities	40,605,728		46,281,056
Total equity and liabilities	1,037,472,691		990,413,238
Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	850,354,331		748,923,185
Investments in associated companies	7,557,566		7,386,840
Premises and equipment, net	13,513,105		14,071,129
Intangible assets and goodwill, net	14,911,007		14,669,464
Taxes to be offset	8,451,596		8,743,760
Deferred income tax assets	78,743,461		76,984,262
Other assets	973,890		1,123,212
Total non-financial assets	124,150,625		122,978,667
Total assets	974,504,956		871,901,852
Total financial liabilities	464,988,764		446,460,144
Other reserves	20,150,747		20,221,489
Deferred income tax assets	208,035		1,249,650
Other liabilities	2,523,249		191,895
Total non-financial liabilities	22,882,031		21,663,034
Total equity	150,228,707		146,117,374
Total equity and liabilities	R$ 638,099,502		R$ 614,240,552

[1]	It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and